UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               ---------------------------------

Check here if Amendment [_];      Amendment Number:
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Independent Investors Inc.
          ----------------------------------------------------------------------
Address:  181 Smithtown Blvd.
          ----------------------------------------------------------------------
          Nesconset, New York  11767
          ----------------------------------------------------------------------

Form 13F File Number: 28-05873
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick Moloney
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    631-979-2142
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Patrick Moloney                       Nesconset, New York         02-12-2013
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[_] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 92
                                        -------------------

Form 13F Information Table Value Total: $170,077
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           Independent Investors, Inc.
                           FORM 13F INFORMATION TABLE

                                                                  FAIR MKT.     SHARES/   INVSTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASS    CUSIP         VALUE       PRN AMT   DSCRETN   MANAGERS  SOLE  SHARED   NONE
--------------                      --------------    -----         -----       -------   -------   --------  ----  ------   ----
3M                                  Common Stock     88579Y101       2965000     31940      SOLE               X
ABBOTT LABORATORIES                 Common Stock     002824100       4142000     63250      SOLE               X
AGILENT TECHNOLOGIES                Common Stock     00846U101        388000      9500      SOLE               X
AIR PRODUCTS & CHEMICALS            Common Stock     009158106        357000      4250      SOLE               X
ALTRIA GROUP INC.                   Common Stock     02209S103        433000     13800      SOLE               X
AMERICAN EXPRESS CO.                Common Stock     025816109        971000     16900      SOLE               X
AMGEN INC.                          Common Stock     031162100       2456000     28500      SOLE               X
ANADARKO PETROLEUM CORPORATION      Common Stock     03251110         378000      5100      SOLE               X
APACHE CORP.                        Common Stock     037411105        239000      3050      SOLE               X
APPLE COMPUTER                      Common Stock     037833100      33061000     62125      SOLE               X
BP plc (ADR)                        Common Stock     055622104        820000     19700      SOLE               X
BAKER HUGHES, INC.                  Common Stock     057224107        825000     20200      SOLE               X
BANK OF NY MELLON CORP              Common Stock     064058100        550000     21421      SOLE               X
BANK OF AMERICA CORP                Common Stock     060505104        580000     50029      SOLE               X
BAXTER INTERNATIONAL                Common Stock     071813109       3033000     45500      SOLE               X
BERKSHIRE HATHAWAY INC. CL. "B"     Common Stock     084670207       1734000     19339      SOLE               X
BOEING CORPORATION                  Common Stock     097023105       2522000     33475      SOLE               X
BRISTOL-MYERS SQUIBB                Common Stock     110122108       1886000     57900      SOLE               X
BROADCOM CORP                       Common Stock     111320107        679000     20450      SOLE               X
CATERPILLAR, INC.                   Common Stock     149123101        689000      7700      SOLE               X
CHEVRON TEXACO                      Common Stock     166764100        643000      5950      SOLE               X
CISCO SYSTEMS                       Common Stock     17275R102       1261000     64175      SOLE               X
COCA COLA                           Common Stock     191216100       3493000     96366      SOLE               X
COLGATE-PALMOLIVE COMPANY           Common Stock     194162103       2744000     26250      SOLE               X
CONOCO PHILLIPS                     Common Stock     20825C104        748000     12900      SOLE               X
CORNING INC.                        Common Stock     219350105        391000     31000      SOLE               X
CUMMINS INC.                        Common Stock     231021106        628000      5800      SOLE               X
CYTEC INDUSTRIES                    Common Stock     232820100        557000      8100      SOLE               X
D.E MASTER BLENDERS 1753 N.V.       Common Stock     AC 1022F69       229000     20000      SOLE               X
DEERE & COMPANY                     Common Stock     24419910         730000      8450      SOLE               X
DEVON ENERGY CORP.                  Common Stock     25179M103        801000     15400      SOLE               X
DISNEY (WALT) CO.                   Common Stock     254687106       2587000     51975      SOLE               X
DOVER CORP                          Common Stock     260003108       1662000     25300      SOLE               X
DUPONT DE NEMOURS                   Common Stock     263534109       1325000     29459      SOLE               X
EMC CORPORATION                     Common Stock     26864810         316000     12500      SOLE               X
EATON CORP. PLC                     Common Stock     G29183103        216000      4000      SOLE               X
EMERSON CO.                         Common Stock     291011104       3214000     60700      SOLE               X
EXELIS, INC.                        Common Stock     30162A108        162000     14400      SOLE               X
EXXON MOBIL                         Common Stock     30231G102       7526000     86967      SOLE               X
FEDEX CORP                          Common Stock     31428X106        733000      8000      SOLE               X
FLUOR CORP                          Common Stock     343412102        722000     12300      SOLE               X
GENERAL ELECTRIC                    Common Stock     369604103       3191000    152037      SOLE               X
GOLDMAN SACHS                       Common Stock     38141G104        644000      5050      SOLE               X
GOOGLE, INC.                        Common Stock     38259P508        700000       990      SOLE               X
HALLIBURTON COMPANY                 Common Stock     406216101        915000     26400      SOLE               X
HOME DEPOT                          Common Stock     437076102        408000      6600      SOLE               X
HONEYWELL INTL                      Common Stock     438516106       3440000     54200      SOLE               X
IBM CORPORATION                     Common Stock     459200101       4807000     25096      SOLE               X
ISHARES MCSI PACIFIC EX-JAPAN       Common Stock     464286665        247000      5250      SOLE               X
ISHARES MSCI EMERGING MKTS          Common Stock     464287234        247000      5575      SOLE               X
INTEL CORP.                         Common Stock     458140100        752000     36500      SOLE               X
JP MORGAN CHASE & CO.               Common Stock     46625H100       3324000     75620      SOLE               X
JACOBS ENGINEERING GROUP            Common Stock     469814107       1294000     30400      SOLE               X
JOHNSON & JOHNSON                   Common Stock     478160104       7656000    109222      SOLE               X
KIMBERLY CLARK                      Common Stock     494368103        802000      9500      SOLE               X
KRAFT FOODS INC                     Common Stock     50075N104        260000      5729      SOLE               X
L-3 COMMUNICATIONS                  Common Stock     502424104        605000      7900      SOLE               X
LILLY (ELI) & CO.                   Common Stock     532457108        739000     15000      SOLE               X
LOWES COMPANIES                     Common Stock     548661107        483000     13600      SOLE               X
MARTIN MARIETTA MATERIALS, INC.     Common Stock     573284106        377000      4000      SOLE               X
MC DONALD'S CORPORATION             Common Stock     580135101       2474000     28050      SOLE               X
MICROSOFT CORPORATION               Common Stock     594918104       1773000     66400      SOLE               X
MONDELEZ INTERNATIONAL, INC.        Common Stock     609207105        437000     17200      SOLE               X
MONSANTO                            Common Stock     61166W101        283000      3000      SOLE               X
MORGAN STANLEY                      Common Stock     617446448        335000     17525      SOLE               X
NESTLE S A SPONSORED ADR            Common Stock     641069406        254000      3900      SOLE               X
NIKE INC.                           Common Stock     654106103       1806000     35000      SOLE               X
NORFOLK SOUTHERN CORP.              Common Stock     655844108       1249000     20200      SOLE               X
NOVARTIS ADR                        Common Stock     66987V109       1557000     24600      SOLE               X
OAKTREE CAPITAL GROUP, LLC          Common Stock     674001201        659000     14500      SOLE               X
ORACLE CORPORATION                  Common Stock     68389X105       2522000     75700      SOLE               X
PALL CORPORATION                    Common Stock     696429307       1566000     26000      SOLE               X
PEPSICO                             Common Stock     713448108       1972000     28820      SOLE               X
PFIZER                              Common Stock     717081103        867000     34600      SOLE               X
PHILIP MORRIS INTERNATIONAL         Common Stock     718172109       1170000     14000      SOLE               X
PRECISION CASTPARTS                 Common Stock     740189105       1666000      8800      SOLE               X
PROCTER & GAMBLE                    Common Stock     742718109       6957000    102485      SOLE               X
QUALCOMM                            Common Stock     747525103       3099000     50100      SOLE               X
RESEARCH IN MOTION, LTD             Common Stock     760975102        128000     10800      SOLE               X
SCHLUMBERGER LIMITED                Common Stock     806857108       3458000     49900      SOLE               X
STRYKER CORPORATION                 Common Stock     863667101        422000      7700      SOLE               X
TJX COMPANIES, INC.                 Common Stock     872540109        220000      5200      SOLE               X
TIME WARNER INC.                    Common Stock     887317105        279000      5850      SOLE               X
UNION PACIFIC CORP.                 Common Stock     907818108       1081000      8600      SOLE               X
UNITED PARCEL SERVICE               Common Stock     911312106       3347000     45400      SOLE               X
VANGUARD EMERGING MARKETS ETF       Common Stock     922042858        333000      7500      SOLE               X
WATERS CORP                         Common Stock     941848103       5292000     60750      SOLE               X
WATTS WATER TECHNOLOGIES            Common Stock     942749102       1633000     38000      SOLE               X
WELLS FARGO                         Common Stock     30226D106       1179000     34500      SOLE               X
WISDOM TREE EMERGING MARKET
  EQUITY FUND                       Common Stock     W625942          254000      4450      SOLE               X
XYLEM INC.                          Common Stock     98419M100        390000     14400      SOLE               X
YUM! BRANDS                         Common Stock     988498101       1128000     17000      SOLE               X
TOTAL VALUE                                                      170,077,000